Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred research and development expenses	$ 61	$ 77
Intangible assets		168
Employee compensation and benefits	7	28
Accrued severance pay	102
Total deferred tax assets	170	273
Deferred tax liabilities:
Intangible assets associated with business combinations	1,024	1,465
Total deferred tax liabilities	$ 1,024	$ 1,465